Stockholder's equity - Additional Information (Detail) (USD $) In Thousands, except Share data	1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2011	Jan. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested restricted stock issued, shares					452,460
Non vested restricted stock, grant price per share					$ 28.08
Stock options granted					231,300
Stock options, exercise price per share			$ 27.94		$ 27.94
Total intrinsic value of stock option exercised			$ 6,625		$ 15,087
Total intrinsic value of stock options outstanding			35,249		35,249
Total intrinsic value of stock options outstanding, assuming all stock options outstanding were vested			51,991		51,991
Minimum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercise period		5 years
Maximum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercise period		10 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized compensation expense			591	593	1,156	1,343
Vesting period (in years)		3 years
Increase (decrease) in net income (loss) due to recognized expense relating to stock options			(372)	(363)	(726)	(821)
Increase (decrease) in earning (loss) per share due to recognized expense relating to stock options			$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Unrecognized compensation cost related to awards			4,080		4,080
Unrecognized compensation cost related to awards, net of tax			2,563		2,563
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested restricted stock issued, shares	23,500	428,960
Non vested restricted stock, grant price per share		$ 27.94
Compensation expense expected to be recognized	718	11,982			12,669
Recognized compensation expense			2,621	2,428	5,187	4,312
Vesting period (in years)	3 years	3 years
Unrecognized compensation cost related to awards			17,114		17,114
Stock Option Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense expected to be recognized					2,782
Recognized compensation expense			232		386
Increase (decrease) in net income (loss) due to recognized expense relating to stock options			146		243
Unrecognized compensation cost related to awards			$ 2,396		$ 2,396